Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of lease liabilities
Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2022	2023
Current	5,138	3,718
Non-current	8,709	2,357
Total Lease liabilities	13,847	6,075

Schedule of future minimum lease payments under non-cancellable operating leases	Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	2,357	—	2,357

Schedule of changes in liabilities arising from financing activities

In thousands of USD	January 1, 2022	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2022
Current lease liabilities	3,906	5,584	(8,666)	4,944	(630)	5,138
Non-current lease liabilities	8,631	6,881	—	(4,944)	(1,859)	8,709
Total liabilities from financing activities	12,537	12,465	(8,666)	—	(2,489)	13,847

In thousands of USD	January 1, 2023	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2023
Current lease liabilities	5,138	2,783	(6,279)	2,461	(385)	3,718
Non-current lease liabilities	8,709	(2,698)	—	(2,461)	(1,193)	2,357
Total liabilities from financing activities	13,847	85	(6,279)	—	(1,578)	6,075

Summary of expense relating to payments not included in the measurement of the lease liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2022	2023
Short-term leases	2,708	2,035
Variable lease payments	79	100
Total expense	2,787	2,135